Significant Events after the Reporting Period (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 18, 2024	Feb. 29, 2024	Dec. 31, 2023
Significant events after the reporting period [Abstract]
Seeking, damages and other relief	$ 2,493,571
Amount and interest claimed			$ 2,493,571
Issaunce of series B preferred convertible shares		$ 10,000,000
Issaunce of series B preferred conversion price		11
Issaunce of series B preferred exercise price		$ 15